Financial Instruments - Summary of Hedge Derivative Instruments and Their Corresponding Hedged Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Interest rate risk [Member] | Interest rate hedge [Member] | Swap one [Member] | Bank Loans [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair Value of Hedged Item	$ 15,450	$ 53,221
Currency risk [Member] | Exchange rate hedge [Member] | Swap three [Member] | Unsecured Obligations (Bonds) [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair Value of Hedged Item	(2,463)	3,682
Currency risk [Member] | Exchange rate hedge [Member] | Swap four [Member] | Bank Loans [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair Value of Hedged Item	118,202	56,494
Currency risk [Member] | Exchange rate hedge [Member] | Forward one [Member] | Operational Income [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair Value of Hedged Item	1,470	(2,725)
Currency risk [Member] | Exchange rate hedge [Member] | Forward two [Member] | Bank Loans [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair Value of Hedged Item	(2,832)	(802)
Currency risk [Member] | Exchange rate hedge [Member] | Forward three [Member] | Unsecured Obligations (Bonds) [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair Value of Hedged Item	12,118	$ (509)
Currency risk [Member] | Exchange rate hedge [Member] | Forward four [Member] | Factoring [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair Value of Hedged Item	8
Currency risk [Member] | Exchange rate hedge [Member] | Forward five [Member] | Investments in Property, Plant And Equipment [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair Value of Hedged Item	$ 1,083